Operating Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases, Operating [Abstract]
2022	$ 3,212
2023	3,027
2024	1,959
2025	1,253
2026	443
Thereafter	328
Total Future Lease Payments	$ 10,222